Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Seismic Vessels [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of vessels		$ 24.4
Equipment and Seismic Vessels [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of vessels		31.4	$ 110.0
Repairs and maintenance expenses	$ 39.9	$ 44.3	$ 64.2